Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Banks And Correspondents [Abstract]
Banco Central de Reserva del Perú—BCRP	S/ 1,781,905	S/ 1,756,687
Promotional credit lines	1,975,589	2,090,825
Loans received from foreign entities	3,223,243	3,304,169
Loans received from Peruvian entities	122,777	332,165
Bank Acceptance Liabilities Subtotal	7,103,514	7,483,846
Interest and commissions payable	62,500	78,211
Bank acceptance liabilities	7,166,014	7,562,057
Short term	4,494,185	3,586,376
Long term	2,671,829	3,975,681
Total	S/ 7,166,014	S/ 7,562,057